Non-current Assets - Allowances and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses On Assets Held For Sale [Line Items]
Net charges recorded against valuation allowances	€ 306	€ 212	€ 222
Proceeds from sale of assets held for sale	1,382	1,147	940
Gains on disposals of non-current assets	€ 577	€ 161	€ 208
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	50.00%	51.00%	51.00%
Net charges recorded against valuation allowances	€ 347	€ 241	€ 253
Recoveries	41	29	31
Foreclosed assets	11,566	5,640	5,533
Gains on disposals of non-current assets	111	€ 71	€ 51
Foreclosed assets | Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	1,295
Foreclosed assets	2,168
Foreclosed assets provision	968
Gains on disposals of non-current assets	95
Other assets Member | Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	87
Gains on disposals of non-current assets	€ 8